PENSION AND RETIREMENT BENEFIT PLANS.	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
PENSION AND RETIREMENT BENEFIT PLANS.
8.	PENSION AND RETIREMENT BENEFIT PLANS.

The Company sponsors a defined benefit pension plan (the "Retirement Plan") and a health care and life insurance plan (the "Postretirement Plan"). The Company assumed the Retirement Plan and the Postretirement Plan as part of its acquisition of PE Central on July 1, 2015.

The Retirement Plan is noncontributory, and covers only "grandfathered" unionized employees at the Company's Pekin, Illinois facility who fulfill minimum age and service requirements. Benefits are based on a prescribed formula based upon the employee's years of service. The Retirement Plan, which is part of a collective bargaining agreement, covers only union employees hired prior to November 1, 2010.

The Company uses a December 31 measurement date for its Retirement Plan. The Company's funding policy is to make the minimum annual contribution required by applicable regulations. As of December 31, 2018, the Retirement Plan's accumulated projected benefit obligation was $18,690,000, with a fair value of plan assets of $13,257,000. The underfunded amount of $5,433,000 is recorded on the Company's consolidated balance sheet in other liabilities.

The Company's net periodic Retirement Plan costs are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Interest cost	$190	$174	$570	$522
Service cost	94	106	282	318
Expected return on plan assets	(190)	(204)	(570)	(612)
Net periodic expense	$94	$76	$282	$228

The Postretirement Plan provides postretirement medical benefits and life insurance to certain "grandfathered" unionized employees. Employees hired after December 31, 2000 are not eligible to participate in the Postretirement Plan. The Postretirement Plan is contributory, with contributions required at the same rate as active employees. Benefit eligibility under the plan reduces at age 65 from a defined benefit to a defined dollar cap based upon years of service. As of December 31, 2018, the Postretirement Plan's accumulated projected benefit obligation was $5,711,000 and is recorded on the Company's consolidated balance sheet in other liabilities. The Company's funding policy is to make the minimum annual contribution required by applicable regulations.

The Company's net periodic Postretirement Plan costs are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Interest cost	$55	$46	$165	$138
Service cost	17	2	51	6
Amortization of loss	30	33	90	99
Net periodic expense	$102	$81	$306	$243

9.	PENSION PLANS.

Retirement Plan - The Company sponsors a defined benefit pension plan (the "Retirement Plan") that is noncontributory, and covers only "grandfathered" unionized employees at its Pekin, Illinois, facility. The Company assumed the Retirement Plan as part of its acquisition of PE Central on July 1, 2015. Benefits are based on a prescribed formula based upon the employee's years of service. Employees hired after November 1, 2010, are not eligible to participate in the Retirement Plan. The Company uses a December 31 measurement date for its Retirement Plan. The Company's funding policy is to make the minimum annual contribution required by applicable regulations.

Information related to the Retirement Plan as of and for the years ended December 31, 2018, 2017 and 2016 is presented below (dollars in thousands):

	2018	2017	2016

Changes in plan assets:
Fair value of plan assets, beginning	$13,958	$12,423	$12,567
Actual gains (losses)	(946)	1,722	523
Benefits paid	(667)	(665)	(667)
Company contributions	912	478	—
Participant contributions	—	—	—
Fair value of plan assets, ending	$13,257	$13,958	$12,423
Less: projected accumulated benefit obligation	$18,690	$19,658	$18,455
Funded status, (underfunded)/overfunded	$(5,433)	$(5,700)	$(6,032)

Amounts recognized in the consolidated balance sheets:
Other liabilities	$(5,433)	$(5,700)	$(6,032)
Accumulated other comprehensive loss (income)	$1,069	$726	$1,047

Components of net periodic benefit costs are as follows:
Service cost	$424	$391	$223
Interest cost	694	750	686
Expected return on plan assets	(816)	(674)	(794)
Net periodic benefit cost	$302	$467	$115
Loss (gain) recognized in other comprehensive income (expense)	$343	$(321)	$1,932

Assumptions used in computation benefit obligations:
Discount rate	4.15%	3.60%	4.15%
Expected long-term return on plan assets	6.25%	6.00%	6.75%
Rate of compensation increase	—	—	—

The Company expects to make contributions in the year ending December 31, 2019 of approximately $0.6 million. Net periodic benefit cost for 2019 is estimated at approximately $0.4 million.

The following table summarizes the expected benefit payments for the Company's Retirement Plan for each of the next five fiscal years and in the aggregate for the five fiscal years thereafter (in thousands):

December 31:
2019	$760
2020	790
2021	800
2022	840
2023	890
2024-28	5,100
$9,180

See Note 15 for discussion of the Retirement Plan's fair value disclosures.

Historical and future expected returns of multiple asset classes were analyzed to develop a risk-free real rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk-free real rate of return, and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plan.

The Company's pension committee is responsible for overseeing the investment of pension plan assets. The pension committee is responsible for determining and monitoring the appropriate asset allocations and for selecting or replacing investment managers, trustees, and custodians. The pension plan's current investment target allocations are 50% equities and 50% debt. The pension committee reviews the actual asset allocation in light of these targets periodically and rebalances investments as necessary. The pension committee also evaluates the performance of investment managers as compared to the performance of specified benchmarks and peers and monitors the investment managers to ensure adherence to their stated investment style and to the plan's investment guidelines.

Postretirement Plan - The Company also sponsors a health care plan and life insurance plan (the "Postretirement Plan") that provides postretirement medical benefits and life insurance to certain "grandfathered" unionized employees. The Company assumed the Postretirement Plan as part of its acquisition of PE Central on July 1, 2015. Employees hired after December 31, 2000, are not eligible to participate in the Postretirement Plan. The plan is contributory, with contributions required at the same rate as active employees. Benefit eligibility under the plan reduces at age 65 from a defined benefit to a defined dollar cap based upon years of service.

Information related to the Postretirement Plan as of December 31, 2018 and 2017 is presented below (dollars in thousands):

	2018	2017

Amounts at the end of the year:
Accumulated/projected benefit obligation	$5,711	$5,565
Fair value of plan assets	—	—
Funded status, (underfunded)/overfunded	$(5,711)	$(5,565)

Amounts recognized in the consolidated balance sheets:
Accrued liabilities	$(320)	$(240)
Other liabilities	$(5,392)	$(5,325)
Accumulated other comprehensive loss	$1,390	$1,508

Information related to the Postretirement Plan for the years ended December 31, 2018, 2017 and 2016 is presented below (dollars in thousands):

	Years Ended December 31,
	2018	2017	2016

Amounts recognized in the plan for the year:
Company contributions	$137	$157	$163
Participant contributions	$14	$22	$22
Benefits paid	$(152)	$(179)	$(184)

Components of net periodic benefit costs are as follows:
Service cost	$84	$84	$48
Interest cost	182	198	139
Amortization of prior service costs	131	134	—
Net periodic benefit cost	$397	$416	$187

Loss (gain) recognized in other comprehensive income	$(118)	$(65)	$1,728

Discount rate used in computation of benefit obligations	3.35%	3.80%	3.95%

The Company does not expect to recognize any amortization of net actuarial loss during the year ended December 31, 2019.

The following table summarizes the expected benefit payments for the Company's Post-Retirement Plan for each of the next five fiscal years and in the aggregate for the five fiscal years thereafter (in thousands):

December 31:
2019	$320
2020	320
2021	370
2022	360
2023	390
2024-28	2,350
$4,110

For purposes of determining the cost and obligation for pre-Medicare postretirement medical benefits, 6.75% and 7.00% annual rates of increases in the per capita cost of covered benefits (i.e., health care trend rate) was assumed for the plan in 2018 and 2017, respectively, adjusting to a rate of 4.50% in 2026. Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans.